1-37604

[redacted]

15008146

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
OCT 22 2015
Washington, DC 20549

By Electronic Mail

October 22, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 21, 2015 The Nasdaq Stock Market (the "Exchange") received from Oasmia Pharmaceutical AB (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares, each representing
three (3) Ordinary Shares, par value SEK 0.10 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery